CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common Stock Common Stock	Class B Common Stock Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at the beginning at Feb. 07, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 07, 2021	0	0
Increase Decrease In Stockholders Equity
Issuance of Class B Common Stock to Sponsor		$ 288	24,712	0	25,000
Issuance of Class B Common Stock to Sponsor (in shares)		2,875,000
Sale of non-redeemable private placement units to Sponsor	$ 59		5,290,242	0	5,290,301
Sale of non-redeemable private placement units to Sponsor(in shares)	585,275
Re-measurement of Class A Common Stock Subject to Possible Redemption			(5,314,954)	(13,745,600)	(19,060,554)
Net income			0	5,135,790	5,135,790
Balance at the end at Dec. 31, 2021	$ 59	$ 288	0	(8,609,810)	(8,609,463)
Balance at the end (in shares) at Dec. 31, 2021	585,275	2,875,000
Increase Decrease In Stockholders Equity
Issuance of Class B Common Stock to Sponsor		$ 137	2,825,823		2,825,960
Issuance of Class B Common Stock to Sponsor (in shares)		1,378,517
Re-measurement of Class A Common Stock Subject to Possible Redemption				(3,359,593)	(3,359,593)
Net income				336,658	336,658
Balance at the end at Dec. 31, 2022	$ 59	$ 425	$ 2,825,823	$ (11,632,745)	$ (8,806,438)
Balance at the end (in shares) at Dec. 31, 2022	585,275	4,253,517